Assets Held for Sale - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible impairments	£ 690	£ 22	£ 217
PP&E impairments	327	180	£ 346
PP&E impairment reversals	33	171
Financial assets written down to fair value	10,906	11,987
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible impairments	31
Intangible impairment reversals	21
PPE [Member]
Disclosure of detailed information about intangible assets [line items]
PP&E impairments	10
PP&E impairment reversals	15
Assets held for sale [member] | Level 3 [member]
Disclosure of detailed information about intangible assets [line items]
Financial assets written down to fair value	£ 63	£ 79